RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS	RECENT ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) ASU 2020-04, “Reference Rate Reform (Topic 848)” (“ASU 2020-04”), which provides optional guidance intended to ease the potential burden in accounting for the expected discontinuation of the London Interbank Offered Rate ("LIBOR") as a reference rate in the financial markets. The guidance can be applied to modifications made to certain contracts to replace LIBOR with a new reference rate. The guidance, if elected, will permit entities to treat such modifications as the continuation of the original contract, without any required accounting reassessments or remeasurements. In addition, in January 2021, the FASB issued another ASU (ASU No. 2021-01) with respect to the Reference Rate Reform (Topic 848). The amendments in this Update clarify that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The ASU 2020-4 was effective for the Company beginning on March 12, 2020 and the Company will apply the amendments prospectively through December 31, 2022. As of December 31, 2021, the Company has not made any contract modification to replace the reference rate in any of its agreements and had evaluated that there was no impact to its consolidated financial statements.
The Company has reviewed all other recent issued accounting pronouncements and has not identified other standards that would have a material impact on the Company's current accounting policies.